SCHEDULE OF LEASE COST (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 02, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Operating lease cost	$ 23	$ 655	$ 393	$ 1,577	$ 1,670
Cost of Sales [Member]
Loss Contingencies [Line Items]
Operating lease cost		350	347	1,393	1,476
Research and Development Expense [Member]
Loss Contingencies [Line Items]
Operating lease cost		23	22	90	95
General and Administrative Expense [Member]
Loss Contingencies [Line Items]
Operating lease cost		270	12	47	50
Selling and Marketing Expense [Member]
Loss Contingencies [Line Items]
Operating lease cost		$ 12	$ 12	$ 47	$ 49